Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 286.9	$ 222.1	$ 758.5	$ 648.2	$ 856.2	$ 852.6	$ 852.5
REVENUE	292.7	225.4	772.4	656.6	867.6	852.0	860.1
RTO Revenue	37.1	27.0	113.9	89.0	120.4
RTO Capacity Revenue	2.2	0.3	3.3	0.7	0.9
Contract with Customer, Asset, before Allowance for Credit Loss	143.0		143.0		103.1	89.4
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Other non-606 revenue	5.8	3.3	13.9	8.4	11.4
Utility [Member]
Disaggregation of Revenue [Line Items]
Other non-606 revenue						(0.6)	7.6
RTO Revenue						88.4	63.6
RTO Capacity Revenue						3.5	4.3
Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6.4	4.5	20.9	12.3	17.5
Wholesale Revenue [Member] | Utility [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						15.8	41.0
Retail Revenue [Member] | Utility [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	241.2	190.3	620.4	546.2	717.4	744.9	743.6
Retail Revenue [Member] | Utility [Member] | Residential Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	153.2	120.9	395.6	347.1	451.4	478.9	467.3
Retail Revenue [Member] | Utility [Member] | Commercial Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	54.5	41.9	138.3	120.5	161.2	162.1	166.0
Retail Revenue [Member] | Utility [Member] | Industrial Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	20.7	17.4	54.5	50.1	67.0	66.6	74.3
Retail Revenue [Member] | Utility [Member] | Governmental Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9.2	7.4	23.4	19.5	26.5	24.3	24.1
Retail Revenue [Member] | Utility [Member] | Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3.6	$ 2.7	$ 8.6	$ 9.0	$ 11.3	$ 13.0	$ 11.9